Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Foreign Currency Fair Value Hedge Derivative [Line Items]
Summary of Notional Amounts and Estimated Fair Values of Financial Instruments
The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

As of December 31	2016		2017
(in millions)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts	1,311.6	(63.6)	1,146.2	18.1
Interest rate swaps	3,263.1	83.7	3,024.9	30.3

Derivative Financial Instruments Per Category
The following table summarizes our derivative financial instruments per category:

As of December 31	2016		2017
(in millions)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps — cash flow hedges	—	1.7	—	0.6
Interest rate swaps — fair value hedges	120.0	34.6	93.6	62.7
Forward foreign exchange contracts — cash flow hedges	10.7	0.4	0.7	2.6
Forward foreign exchange contracts — net investment hedge	2.8	—	1.2	1.2
Forward foreign exchange contracts — no hedge accounting	0.5	77.2	20.2	0.2
Total	134.0	113.9	115.7	67.3

Less non-current portion:
Interest rate swaps — cash flow hedges	—	0.6	—	—
Interest rate swaps — fair value hedges	89.5	37.5	65.2	62.7
Total non-current portion	89.5	38.1	65.2	62.7

Total current portion	44.5	75.8	50.5	4.6

Schedule of Foreign Currency Sensitivity [Table Text Block]
Foreign currency sensitivity
We are mainly exposed to fluctuations in exchange rates between the euro and the US dollar, the euro and Taiwanese dollar and the euro and the Japanese yen. The following table details our sensitivity to a 10.0 percent strengthening of foreign currencies against the euro. The sensitivity analysis includes foreign currency denominated monetary items outstanding and adjusts their translation at the period end for a 10.0 percent strengthening in foreign currency rates. A positive amount indicates an increase in net income or equity, as shown.

	2016		2017
(in millions)	Impact on net income EUR	Impact on equity EUR	Impact on net income EUR	Impact on equity EUR

US dollar	(15.8)	17.5	(6.5)	15.6
Japanese yen	1.6	(0.4)	(1.8)	0.9
Taiwanese dollar	(7.0)	(23.4)	(5.3)	(22.3)
Other currencies	(1.9)	—	(3.4)	—
Total	(23.1)	(6.3)	(17.0)	(5.8)

Schedule of Interest Rate Sensitivity [Table Text Block]
Interest rate sensitivity
The sensitivity analysis below has been determined based on the exposure to interest rates for both derivative financial and non-derivative financial instruments at the balance sheet date with the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period. The table below shows the effect of a 1.0 percentage point increase in interest rates on our net income and equity. A positive amount indicates an increase in net income and equity.

	2016		2017
(in millions)	Impact on net income EUR	Impact on equity EUR	Impact on net income EUR	Impact on equity EUR

Effect of a 1.0 percent point increase in interest rates	7.5	0.3	2.6	0.1